INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Current merchandise	R$ 1,505,519	R$ 1,137,262
Current raw materials	28,986	27,538
Other current inventories	62,890	32,036
Current inventories	(1,475,998)	(1,097,238)
Gross carrying amount
Classes of current inventories [abstract]
Current inventories	(1,597,395)	(1,196,836)
Estimated impairment losses
Classes of current inventories [abstract]
Current inventories	R$ (121,397)	R$ (99,598)